Accounting policies - Offsetting of financial instruments - liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	$ 665,256	$ 508,420
Net amount of financial liabilities presented in the balance sheet	665,256	508,420
Impact of Master Netting Agreements	(266,853)	(131,534)
Financial instrument collateral	(358,170)	(282,527)
Cash collateral	(27,954)	(14,300)
Net amount	12,279	80,059
Threshold amount of Individually significant financial assets	8
Financial derivatives liabilities
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	305,189	152,004
Net amount of financial liabilities presented in the balance sheet	305,189	152,004
Impact of Master Netting Agreements	(256,053)	(128,590)
Financial instrument collateral	(5,306)	(4,472)
Cash collateral	(27,954)	(14,300)
Net amount	15,876	4,642
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	344,804	270,479
Net amount of financial liabilities presented in the balance sheet	344,804	270,479
Impact of Master Netting Agreements	(10,800)	(2,944)
Financial instrument collateral	(337,130)	(191,422)
Net amount	(3,126)	76,113
Short positions - Securities loans
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	15,263	8,280
Net amount of financial liabilities presented in the balance sheet	15,263	8,280
Financial instrument collateral	(15,734)	(8,809)
Net amount	$ (471)	(529)
Short positions - Short sales
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities		77,657
Net amount of financial liabilities presented in the balance sheet		77,657
Financial instrument collateral		(77,824)
Net amount		$ (167)